Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net earnings	$ 17,345	$ 21,344
Other comprehensive income:
Cash flow hedges, net of tax	317	9,952
Other Comprehensive Income (Loss)	317	9,952
Comprehensive income	$ 17,662	$ 31,296